Mortgage Payable (Details) - Schedule of Contractual Undiscounted Cash Flows	Dec. 31, 2023 USD ($)
Mortgage Payable (Details) - Schedule of Contractual Undiscounted Cash Flows [Line Items]
Total undiscounted mortgage obligations	$ 400,500
Less Than One Year [Member]
Mortgage Payable (Details) - Schedule of Contractual Undiscounted Cash Flows [Line Items]
Total undiscounted mortgage obligations	$ 400,500